ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Advertising - 0.8%
Omnicom Group, Inc.	15,476	$1,280,794

Aerospace & Defense - 0.9%
Lockheed Martin Corp.	3,091	1,392,094

Apparel Retail - 2.0%
Ross Stores, Inc.	10,458	1,467,466
TJX Cos., Inc.	12,914	1,611,151
		3,078,617

Application Software - 1.9%
Adobe, Inc. (a)	3,106	1,362,167
InterDigital, Inc.	7,550	1,612,982
		2,975,149

Asset Management & Custody Banks - 1.9%
Ameriprise Financial, Inc.	2,830	1,520,559
T Rowe Price Group, Inc.	13,071	1,381,866
		2,902,425

Automobile Manufacturers - 0.9%
Tesla, Inc. (a)	4,679	1,370,853

Biotechnology - 1.2%
AbbVie, Inc.	8,910	1,862,457

Broadline Retail - 1.1%
Amazon.com, Inc. (a)	7,818	1,659,605

Building Products - 0.8%
Carlisle Cos., Inc.	3,544	1,207,653

Cable & Satellite - 1.8%
Charter Communications, Inc. - Class A (a)	4,112	1,495,000
Comcast Corp. - Class A	37,845	1,357,878
		2,852,878

Communications Equipment - 3.0%
Arista Networks, Inc. (a)	15,714	1,462,188
Cisco Systems, Inc.	27,395	1,756,293

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
Communications Equipment - 3.0% (Continued)
Motorola Solutions, Inc.	3,254	$1,432,476
		4,650,957

Construction & Engineering - 0.8%
EMCOR Group, Inc.	3,144	1,285,613

Construction Machinery & Heavy Transportation Equipment - 0.9%
Caterpillar, Inc.	3,972	1,366,169

Consumer Finance - 0.9%
Synchrony Financial	24,358	1,478,043

Consumer Staples Merchandise Retail - 3.3%
Costco Wholesale Corp.	1,670	1,751,179
Target Corp.	12,661	1,573,002
Walmart, Inc.	17,834	1,758,611
		5,082,792

Diversified Banks - 1.1%
JPMorgan Chase & Co.	6,470	1,712,286

Diversified Financial Services - 0.9%
Apollo Global Management, Inc.	9,305	1,388,957

Electric Utilities - 1.1%
NRG Energy, Inc.	16,397	1,733,327

Electronic Components - 0.9%
Amphenol Corp. - Class A	22,058	1,469,063

Electronic Manufacturing Services - 2.2%
Jabil, Inc.	11,552	1,789,636
TE Connectivity PLC	10,702	1,648,429
		3,438,065

Health Care Distributors - 2.1%
Cencora, Inc.	6,586	1,669,815
McKesson Corp.	2,612	1,672,359
		3,342,174

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
Health Care Equipment - 2.1%
GE HealthCare Technologies, Inc.	19,533	$1,706,207
ResMed, Inc.	6,484	1,514,144
		3,220,351

Health Care Facilities - 0.9%
Tenet Healthcare Corp. (a)	11,255	1,424,771

Home Improvement Retail - 1.9%
Home Depot, Inc.	3,778	1,498,355
Lowe's Cos., Inc.	5,936	1,475,927
		2,974,282

Homebuilding - 1.6%
DR Horton, Inc.	9,549	1,210,908
PulteGroup, Inc.	11,924	1,231,511
		2,442,419

Homefurnishing Retail - 1.2%
Williams-Sonoma, Inc.	9,197	1,789,552

Household Products - 1.0%
Procter & Gamble Co.	9,060	1,574,990

Independent Power Producers & Energy Traders - 0.9%
Vistra Corp.	9,990	1,335,263

Industrial Machinery & Supplies & Components - 2.0%
Dover Corp.	7,891	1,568,494
Illinois Tool Works, Inc.	5,884	1,553,258
		3,121,752

Integrated Oil & Gas - 1.0%
Exxon Mobil Corp.	13,565	1,510,191

Integrated Telecommunication Services - 1.0%
Verizon Communications, Inc.	36,590	1,577,029

Interactive Media & Services - 2.2%
Alphabet, Inc. - Class A	9,617	1,637,583
Meta Platforms, Inc. - Class A	2,707	1,808,817
		3,446,400

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
IT Consulting & Other Services - 3.2%
Accenture PLC - Class A	4,450	$1,550,825
Cognizant Technology Solutions Corp. - Class A	20,168	1,680,600
International Business Machines Corp.	7,016	1,771,119
		5,002,544

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	12,188	1,559,089

Managed Health Care - 0.9%
UnitedHealth Group, Inc.	2,984	1,417,281

Movies & Entertainment - 2.2%
Live Nation Entertainment, Inc. (a)	11,582	1,660,396
Netflix, Inc. (a)	1,818	1,782,658
		3,443,054

Multi-Sector Holdings - 1.1%
Berkshire Hathaway, Inc. - Class B (a)	3,391	1,742,398

Oil & Gas Exploration & Production - 2.0%
Devon Energy Corp.	42,869	1,552,715
EOG Resources, Inc.	12,255	1,555,650
		3,108,365

Pharmaceuticals - 3.2%
Eli Lilly & Co.	1,981	1,823,768
Johnson & Johnson	10,459	1,725,944
Merck & Co., Inc.	16,145	1,489,377
		5,039,089

Property & Casualty Insurance - 5.2%
Allstate Corp.	7,834	1,560,141
Hartford Insurance Group, Inc.	13,312	1,574,544
Progressive Corp.	6,093	1,718,226
Travelers Cos., Inc.	6,182	1,597,985
W R Berkley Corp.	25,564	1,612,577
		8,063,473

Reinsurance - 0.9%
Everest Group Ltd.	4,166	1,471,515

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
Restaurants - 2.3%
Domino's Pizza, Inc.	3,439	$1,684,113
Yum! Brands, Inc.	11,728	1,833,907
		3,518,020

Semiconductor Materials & Equipment - 4.2%
Applied Materials, Inc.	9,299	1,469,893
KLA Corp.	2,498	1,770,682
Lam Research Corp.	22,009	1,688,971
Teradyne, Inc.	14,605	1,604,505
		6,534,051

Semiconductors - 9.3%
Broadcom, Inc.	8,861	1,767,149
First Solar, Inc. (a)	8,429	1,147,861
Microchip Technology, Inc.	23,385	1,376,441
Monolithic Power Systems, Inc.	2,768	1,691,276
NVIDIA Corp.	11,796	1,473,556
NXP Semiconductors NV	6,890	1,485,415
ON Semiconductor Corp. (a)	22,514	1,059,284
QUALCOMM, Inc.	10,126	1,591,504
Skyworks Solutions, Inc.	18,665	1,244,209
Texas Instruments, Inc.	7,981	1,564,196
		14,400,891

Specialty Chemicals - 1.7%
Celanese Corp.	21,986	1,119,967
RPM International, Inc.	11,691	1,448,398
		2,568,365

Systems Software - 3.8%
Gen Digital, Inc.	52,718	1,440,783
Microsoft Corp.	3,780	1,500,622
Oracle Corp.	8,453	1,403,705
Palo Alto Networks, Inc. (a)	8,232	1,567,620
		5,912,730

Technology Distributors - 1.0%
CDW Corp.	9,009	1,605,404

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	6,866	1,660,474
NetApp, Inc.	12,493	1,246,926
		2,907,400

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
Tobacco - 2.2%
Altria Group, Inc.	28,197	$1,574,803
Philip Morris International, Inc.	11,744	1,823,608
		3,398,411

Trading Companies & Distributors - 1.6%
United Rentals, Inc.	1,862	1,196,000
WW Grainger, Inc.	1,315	1,342,891
		2,538,891

Transaction & Payment Processing Services - 2.3%
Mastercard, Inc. - Class A	3,070	1,769,272
Visa, Inc. - Class A	5,077	1,841,478
		3,610,750

Wireless Telecommunication Services - 1.2%
T-Mobile US, Inc.	6,639	1,790,472
TOTAL COMMON STOCKS (Cost $147,609,437)		151,579,164

REAL ESTATE INVESTMENT TRUSTS - 2.1%
Other Specialized REITs - 1.0%
VICI Properties, Inc.	49,816	1,618,522

Retail REITs - 1.1%
Simon Property Group, Inc.	8,949	1,665,319
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,812,673)		3,283,841

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.29% (b)	691,181	691,181
TOTAL SHORT-TERM INVESTMENTS (Cost $691,181)		691,181

TOTAL INVESTMENTS - 100.0% (Cost $151,113,291)		$155,554,186
Other Assets in Excess of Liabilities - 0.0% (c)		54,686
TOTAL NET ASSETS - 100.0%		$155,608,872

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF

Summary of Fair Value Disclosures as of February 28, 2025 (Unaudited)

Astoria US Equal Weight Quality Kings ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$151,579,164	$—	$—	$151,579,164
Real Estate Investment Trusts	3,283,841			3,283,841
Money Market Funds	691,181	—	—	691,181
Total Investments	$155,554,186	$—	$—	$155,554,186

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.